Mar. 01, 2019

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Global Income Builder Fund

The following changes are effective on or about December 1, 2019:

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2018 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	3/2/1964	-13.30	1.38	6.26
After tax on distributions		-14.75	-0.60	4.84
After tax on distributions and sale of fund shares		-7.63	0.60	4.73
Class T before tax	2/1/2017	-10.27	2.01	6.61
Class C before tax	5/31/1994	-8.74	1.77	6.04
INST Class before tax	7/3/1995	-7.71	2.82	7.18
Class S before tax	3/11/2005	-7.82	2.79	7.12
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)		-9.42	4.26	9.46
Blended Index 60/40 (reflects no deduction for fees, expenses or taxes)		-5.63	3.79	8.10
Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes)		-0.25	2.72	4.06
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes)		-3.72	3.31	5.92
Blended Index 50/50 (reflects no deduction for fees, expenses or taxes)		-3.79	3.20	6.78

	Class Inception	1 Year	Since Inception
Class R6 before tax	8/25/2014	-7.61	1.83
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)		-9.42	3.42
Blended Index 60/40 (reflects no deduction for fees, expenses or taxes)		-5.63	2.89
Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes)		-0.25	2.06
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes)		-3.72	2.75
Blended Index 50/50 (reflects no deduction for fees, expenses or taxes)		-3.79	2.38

Blended Index 60/40 consists of a blend of 60% MSCI All Country World Index and 40% Bloomberg Barclays U.S. Universal Index.

Blended Index 50/50 consists of an equally weighted blend (50%/50%) of the MSCI World High Dividend Yield Index and Bloomberg Barclays U.S. Universal Index.

The MSCI All Country World Index has replaced the S&P Target Risk Moderate Index as the fund's primary comparative broad-based securities market index. The Blended Index 60/40 and the Bloomberg Barclays U.S. Universal Index have replaced the Blended Index 50/50 as the additional secondary and tertiary comparative indexes, respectively. The Advisor believes that the new indexes collectively better represent the fund's investment strategy and overall strategic asset allocations and are therefore more suitable for performance comparison.